UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	11/30/2009

Item 1.	Schedule of Investments

Dryden High Yield Fund, Inc.

Schedule of Investments

as of November 30, 2009 (Unaudited)

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value

LONG-TERM INVESTMENTS 96.6%
ASSET BACKED SECURITIES 0.9%
Baker Street Funding (Cayman Islands), Ser. 2006-1A, Class E, 144A(i)(j)	Ca	4.234%	10/15/19	$ 2,851	$ 1,140,228
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class D, 144A(i)(j)	B3	4.542	6/18/21	2,261	1,187,026
Centurion CDO Vll Ltd. (Cayman Islands), Ser. 2004 -7A, Cl. D1 (original cost $5,000,000; purchased 4/14/04)(b)(i)(k)	Caa3	12.090	1/30/16	5,000	1,500,000
CSAM Funding Corp. (Cayman Islands), Sub. Notes, Cl. D-2, 144A(i)(j)(k)	Ca	6.631	3/29/16	7,000	3,289,999
Golden Knight CDO Corp., (Cayman Islands) Ser. 2007-2A, 144A(i)(j)	Baa2	0.674	4/15/19	3,750	2,887,500
Landmark lV CDO Ltd. (Cayman Islands) (original cost $3,259,039; purchased 9/23/04)(b)(i)(j)(k)	Caa1	6.449	12/15/16	3,259	1,418,921
Liberty Square Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A(i)(j)(k)	C	7.718	6/15/13	2,916	320,793

Total asset backed securities					11,744,467

BANK LOANS(k) 6.4%
Automotive 0.5%
Ford Motor Co.	Ba3	3.287	12/15/13	7,793	6,826,935

Cable 1.2%
Charter Comms Operating LLC	Ba2	6.337	3/6/14	7,369	6,809,956
CSC Holdings, Inc.	Baa3	1.312	2/24/12	3,731	3,578,191
Newsday LLC	Ba3	9.750	8/1/13	6,000	6,280,002

					16,668,149

Capital Goods 0.3%
Capital Safety Group Ltd.	B2	2.484	7/20/15	1,364	1,132,255
Capital Safety Group Ltd.	B2	2.984	7/20/16	3,636	3,017,745

					4,150,000

Chemicals 0.1%
Sabic Innovative Plastic Holdings	Ba2	2.734	8/29/14	1,327	1,220,808

Consumer 0.6%
Realogy Corp.	Caa1	3.000	10/10/13	844	715,783
Realogy Corp.	Caa1	3.287	10/10/13	3,135	2,658,625
Realogy Corp.	Caa3	13.500	10/15/17	2,000	2,059,000
Realogy Corp.	Caa3	13.500	10/15/17	2,300	2,367,850

					7,801,258

Electric 1.3%
Calpine Corp.	B2	3.165	3/29/14	2,686	2,448,589
Texas Competitive Electric Holdings Co. LLC	B1	3.742	10/10/14	11,741	8,671,902
Texas Competitive Electric Holdings Co. LLC	B1	3.742	10/10/14	9,000	6,608,754
Texas Competitive Electric Holdings Co. LLC	B1	3.775	10/10/14	222	164,904

					17,894,149

Foods 0.1%
OSI Restaurant Partners, Inc.	B3	2.400	6/14/13	117	94,728
OSI Restaurant Partners, Inc.	B3	2.563	6/14/14	1,376	1,113,218

					1,207,946

Gaming 0.3%
Harrahs Operating Co., Inc.	Caa1	3.282	1/28/15	404	313,327
Harrahs Operating Co., Inc.	Caa1	3.282	1/28/15	1,838	1,423,028
Motorcity Casino	B3	8.500	7/13/12	1,649	1,566,667

					3,303,022

Health Care & Pharmaceutical 1.0%
Royalty Pharma Finance Trust	Baa3	7.750	5/15/15	12,601	11,655,849
Skilled Healthcare, Inc.	B1	2.282	6/15/12	1,984	1,858,774

					13,514,623

Retailers 0.2%
Rite Aid Corp.	B3	9.500	6/10/15	2,000	2,056,666

Technology 0.7%
First Data Corp.	B1	2.990	9/24/14	2,406	2,002,292
First Data Corp.	B1	3.036	9/24/14	3,920	3,250,880
First Data Corp.	B1	3.036	9/24/14	4,483	3,723,786

					8,976,958

Telecommunications 0.1%
Level 3 Communications, Inc.	B1	11.660	3/13/14	1,500	1,590,000

Total banks loans					85,210,514

CORPORATE BONDS 89.2%
Aerospace/Defense 1.1%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500	7/1/18	300	310,500
Esterline Technologies Corp.,
Gtd. Notes(f)	Ba2	6.625	3/1/17	175	168,438
Gtd. Notes	B1	7.750	6/15/13	3,450	3,467,250
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.250	1/15/15	2,130	2,012,850
Sr. Sub. Notes	Ba3	7.250	6/15/18	2,850	2,736,000
TransDigm, Inc.,
Gtd. Notes	B3	7.750	7/15/14	150	151,875
Gtd. Notes, 144A	B3	7.750	7/15/14	6,500	6,597,500

					15,444,413

Airlines 0.4%
American Airlines, Inc., Pass-thru Certs., Ser. 91-A2	Caa1	10.180	1/2/13	1,621	1,451,022
AMR Corp., Sr. Unsec’d. Notes, M.T.N.	CCC+(a)	10.400	3/10/11	4,550	3,827,688
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B(k)	Ba2	6.748	3/15/17	659	572,991

					5,851,701

Automotive 3.5%
Ford Motor Co., Sr. Unsec’d. Notes	Caa1	7.450	7/16/31	2,250	1,915,313
Ford Motor Credit Co.,
Sr. Unsec’d. Notes	B3	7.000	10/1/13	795	776,087
Sr. Unsec’d. Notes	B3	7.250	10/25/11	6,835	6,822,847
Sr. Unsec’d. Notes	B3	7.375	2/1/11	820	827,260
Sr. Unsec’d. Notes	B3	7.500	8/1/12	10,000	9,910,010
Sr. Unsec’d. Notes	B3	8.000	12/15/16	5,065	5,044,451
Sr. Unsec’d. Notes	B3	9.875	8/10/11	100	103,781
Goodyear Tire & Rubber Co., Sr. Unsec’d. Notes	B1	10.500	5/15/16	3,425	3,681,875
Navistar International Corp., Gtd. Notes	B1	8.250	11/1/21	4,350	4,273,875
TRW Automotive, Inc., 144A
Gtd. Notes	Caa1	7.000	3/15/14	1,225	1,159,156
Gtd. Notes(f)	Caa1	7.250	3/15/17	9,825	9,088,125
Sr. Notes(f)	Caa1	8.875	12/1/17	2,375	2,369,063
Visteon Corp., Sr. Unsec’d. Notes(e)(k)	NR	7.000	3/10/14	2,190	700,800

					46,672,643

Banking 0.5%
BAC Capital Trust XI, Gtd. Notes	Baa3	6.625	5/23/36	485	402,523
BAC Capital Trust XIV, Gtd. Notes(j)	Ba3	5.630	12/31/49	465	306,900
HSBK Europe (Netherlands), Gtd. Notes, 144A(i)	Ba2	7.250	5/3/17	4,500	3,813,750
MBNA Capital I, Series A, Gtd. Notes	Baa3	8.278	12/1/26	2,250	2,148,750
Wachovia Bank NA, Sub. Notes(f)	Aa3	6.600	1/15/38	375	399,897

					7,071,820

Building Materials & Construction 2.2%
Beazer Homes USA, Inc., Gtd. Notes	Caa2	8.625	5/15/11	110	106,700
D.R. Horton, Inc.,
Gtd. Notes	Ba3	5.625	9/15/14	500	476,250
Gtd. Notes	Ba3	6.500	4/15/16	100	96,000
Gtd. Notes	Ba3	7.875	8/15/11	3,100	3,224,000
Gtd. Notes	B2	9.750	9/15/10	110	114,400
Interline Brands, Inc., Gtd. Notes	B3	8.125	6/15/14	3,250	3,209,375
KB HOME, Gtd. Notes	B1	6.375	8/15/11	2,249	2,254,623
Lennar Corp., Gtd. Notes	B3	5.950	10/17/11	4,750	4,773,750
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125	8/15/13	2,845	2,968,812
Owens Corning, Inc., Gtd. Notes	Ba1	6.500	12/1/16	2,905	2,888,665
Ryland Group, Inc., Gtd. Notes(f)	Ba3	6.875	6/15/13	3,000	3,120,000
Standard Pacific Corp., Gtd. Notes	Caa1	7.000	8/15/15	500	441,250
Standard Pacific Escrow LLC, Sr. Sec’d. Notes, 144A	Caa1	10.750	9/15/16	5,525	5,469,749

					29,143,574

Cable 4.3%
Cablevision Systems Corp.,
Sr. Notes, 144A	B1	8.625	9/15/17	4,325	4,433,125
Sr. Unsec’d. Notes, Ser. B	B1	8.000	4/15/12	555	584,138
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(f)	B2	8.750	11/15/13	4,650	5,120,812
Cequel Communications Holdings I LLC, Sr. Notes, 144A	B3	8.625	11/15/17	2,000	1,970,000
Charter Communications Holding LLC, Gtd. Notes, 144A(e)	NR	10.250	10/1/13	2,100	2,436,000
CSC Holdings, Inc.,
Sr. Unsec’d. Notes	Ba3	6.750	4/15/12	59	60,918
Sr. Unsec’d. Notes	Ba3	7.625	4/1/11	1,525	1,578,375
Sr. Unsec’d. Notes	Ba3	7.625	7/15/18	1,150	1,164,375
Sr. Unsec’d. Notes(f)	Ba3	7.875	2/15/18	1,360	1,390,600
Sr. Unsec’d. Notes 144A(f)	Ba3	8.500	6/15/15	1,650	1,734,563
DISH DBS Corp.,
Gtd. Notes	Ba3	7.875	9/1/19	750	755,625
Gtd. Notes, 144A(f)	Ba3	7.875	9/1/19	1,450	1,460,875
Echostar DBS Corp.,
Gtd. Notes	Ba3	7.000	10/1/13	75	75,000
Gtd. Notes	Ba3	7.750	5/31/15	1,525	1,547,875
Gtd. Notes	Ba3	7.125	2/1/16	1,340	1,326,600
Escrow CB Frontier Vision(e)(k)	NR	0.000	10/15/10	575	575
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.500	10/15/15	1,885	1,866,150
Mediacom LLC, Sr. Notes, 144A(f)	B3	9.125	8/15/19	2,500	2,537,500
UPC Germany GmbH, (Germany) Sr. Sec’d. Notes, 144A(i)	B1	8.125	12/1/17	1,400	1,396,500
UPC Holding (Netherlands), Sr. Unsec’d. Notes, 144A(i)	B2	9.875	4/15/18	7,700	8,007,999
Videotron Ltee (Canada), (i)
Gtd. Notes	Ba2	6.375	12/15/15	4,325	4,103,344
Gtd. Notes	Ba2	6.875	1/15/14	1,978	1,928,550
Gtd. Notes, 144A	Ba2	9.125	4/15/18	2,400	2,568,000
Virgin Media Finance PLC (United Kingdom) (i)
Gtd. Notes	B2	9.500	8/15/16	6,750	7,087,499
Gtd. Notes	B2	8.375	10/15/19	1,900	1,900,000
Gtd. Notes(f)	B2	9.125	8/15/16	975	1,001,813

					58,036,811

Capital Goods 8.1%
Actuant Corp., Gtd. Notes	Ba2	6.875	6/15/17	3,100	2,964,375
ALH Finance LLC, Gtd. Notes(f)	Caa1	8.500	1/15/13	6,700	6,566,000
Ashtead Capital, Inc., Sec’d. Notes, 144A(f)	B2	9.000	8/15/16	7,460	7,310,800
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(i)	B2	8.625	8/1/15	3,675	3,601,500
Avis Budget Car Rental LLC, Gtd. Notes(f)(j)	Caa1	2.773	5/15/14	310	249,550
Blount, Inc., Gtd. Notes	B2	8.875	8/1/12	8,365	8,511,388
Brunswick Corp., Sr. Sec’d. Notes, 144A	Ba3	11.250	11/1/16	1,800	2,011,500
Columbus McKinnon Corp., Gtd. Notes	B1	8.875	11/1/13	5,195	5,324,875
Hertz Corp., Gtd. Notes	B2	8.875	1/1/14	9,330	9,376,649
Johnson Diversey Holdings, Inc.,
Sr. Notes, 144A	Caa1	10.500	5/15/20	4,875	4,789,688
Sr. Unsec’d. Notes, 144A	B3	8.250	11/15/19	2,875	2,871,406
Navios Maritime Holdings, Inc. (Marshall Island), Notes, 144A(i)	Ba3	8.875	11/1/17	1,750	1,793,750
RBS Global, Inc. and Rexnord Corp.,
Gtd. Notes	Caa2	9.500	8/1/14	6,830	6,795,850

Gtd. Notes	Caa3	11.750	8/1/16	815	798,700
RSC Equipment Rental, Inc.,
Gtd. Notes(f)	Caa2	9.500	12/1/14	9,375	9,175,780
Sr. Notes, 144A(f)	Caa2	10.250	11/15/19	2,800	2,716,000
Sr. Sec’d. Notes, 144A	B1	10.000	7/15/17	2,425	2,612,938
SPX Corp.,
Sr. Unsec’d. Notes	Ba2	7.500	1/1/13	1,750	1,774,063
Sr. Unsec’d. Notes	Ba2	7.625	12/15/14	5,395	5,502,900
Stena AB (Sweden), (i)
Sr. Unsec’d. Notes	Ba2	7.000	12/1/16	229	199,230
Sr. Unsec’d. Notes	Ba2	7.500	11/1/13	6,635	6,353,013
Terex Corp.,
Gtd. Notes	Ba3	7.375	1/15/14	850	835,125
Sr. Sub. Notes	Caa1	8.000	11/15/17	7,800	7,137,000
Sr. Unsec’d. Notes(f)	B2	10.875	6/1/16	2,000	2,125,000
Trimas Corp., Gtd. Notes	Caa2	9.875	6/15/12	2,000	1,910,000
United Rentals North America, Inc., Gtd. Notes, 144A	B3	10.875	6/15/16	4,750	5,046,875

					108,353,955

Chemicals 1.5%
Invista, Sr. Unsec’d. Notes, 144A (original cost $6,688,688; purchased 7/09/09-8/13/09)(b)(k)	Ba3	9.250	5/1/12	6,850	6,952,750
Koppers, Inc., Gtd. Notes, 144A	B1	7.875	12/1/19	2,800	2,800,000
Mometive Performance Materials, Inc., Gtd. Notes(f)	Caa2	9.750	12/1/14	3,900	3,724,500
Mosaic Co., Sr. Unsec’d. Notes 144A	Baa2	7.375	12/1/14	165	175,710
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes	Baa2	7.300	1/15/28	100	105,744
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(i)	B1	8.375	11/1/16	6,100	6,176,250

					19,934,954

Consumer 3.0%
Geo Group, Inc. (The), Gtd. Notes, 144A	B1	7.750	10/15/17	2,375	2,410,625
Mac-Gray Corp., Gtd. Notes	B3	7.625	8/15/15	3,125	3,031,250
Mobile Mini, Inc., Gtd. Notes	B2	6.875	5/1/15	2,635	2,463,725
Realogy Corp.,
Gtd. Notes	Ca	10.500	4/15/14	16,725	13,463,625
Gtd. Notes	Ca	12.375	4/15/15	4,850	3,055,500
Gtd. Notes, PIK	Ca	11.000	4/15/14	4,213	3,202,083
Revlon Consumer Products Corp., Gtd. Notes, 144A	B3	9.750	11/15/15	1,575	1,592,719
Service Corp., International,
Sr. Unsec’d. Notes	B1	7.000	6/15/17	2,025	1,954,125
Sr. Unsec’d. Notes	B1	7.375	10/1/14	290	289,275
Sr. Unsec’d. Notes	B1	7.875	2/1/13	450	436,500
Sr. Unsec’d. Notes	B1	6.750	4/1/16	4,100	3,936,000
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250	2/15/13	4,230	4,113,675

					39,949,102

Electric 5.2%
AES Corp.,
Sr. Sec’d. Notes, 144A	Ba3	8.750	5/15/13	327	332,723
Sr. Unsec’d. Notes	B1	7.750	3/1/14	2,000	2,005,000
Sr. Unsec’d. Notes	B1	7.750	10/15/15	2,400	2,406,000

Sr. Unsec’d. Notes	B1	8.000	10/15/17	575	573,563
Sr. Unsec’d. Notes	B1	8.000	6/1/20	650	643,500
AES Eastern Energy LP, Pass-thru Certs., Ser. A	Ba1	9.000	1/2/17	7,669	7,697,806
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	8.500	4/15/11	1,200	1,251,196
Dynegy Roseton/Danskammer Pass-thru Trust, Ser. B	B2	7.670	11/8/16	6,300	5,953,500
Dyn-Rstn/Dnkm PT., Series A, Pass-thru Certs.	B2	7.270	11/8/10	23	22,704
Energy Future Holdings Corp.,
Gtd. Notes, PIK	Caa3	11.250	11/1/17	112	69,101
Sr. Sec’d. Notes	Caa3	9.750	10/15/19	105	101,850
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes	B+(a)	9.750	10/15/19	128	124,160
Ipalco Enterprises, Inc.,
Sr. Sec’d. Notes, 144A	Ba1	7.250	4/1/16	55	54,863
Sr. Sec’d. Notes	Ba1	8.625	11/14/11	475	491,625
Midwest Generation LLC, Pass-thru Certs., Ser. B	Ba1	8.560	1/2/16	2,045	2,065,713
Mirant America’s Generation LLC,
Sr. Unsec’d. Notes	B3	8.300	5/1/11	5,525	5,621,688
Sr. Unsec’d. Notes	B3	8.500	10/1/21	650	588,250
Mirant Corp., Sr. Notes, 144A(k)	NR	7.400	7/15/49	2,675	2,675
Mirant Mid Atlantic LLC,
Pass-thru Certs.	Ba1	8.625	6/30/12	304	308,963
Pass-thru Certs.	Ba1	9.125	6/30/17	3,243	3,356,157
Mirant North America LLC, Series WI, Gtd. Notes	B1	7.375	12/31/13	3,965	3,905,525
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Baa3	8.250	6/1/11	2,465	2,680,505
North American Energy Alliance LLC, Sr. Sec’d. Notes, 144A	Ba3	10.875	6/1/16	3,525	3,674,813
NRG Energy, Inc.,
Gtd. Notes(f)	B1	7.250	2/1/14	5,125	5,169,844
Gtd. Notes(f)	B1	7.375	2/1/16	4,970	4,945,150
Gtd. Notes	B1	7.375	1/15/17	1,530	1,518,525
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.000	5/1/10	6,970	7,161,674
RRI Energy, Inc., Sr. Unsec’d. Notes	B2	7.875	6/15/17	390	371,475
Sierra Pacific Resources., Sr. Unsec’d. Notes	Ba3	6.750	8/15/17	1,364	1,354,873
Sithe Independence Funding Corp., Sr. Sec’d. Notes(original cost $3,475,014; purchased 12/22/08-9/25/09)(b)(k)	Ba2	9.000	12/30/13	3,824	3,911,963
Texas Competitive Electric Holdings LLC Co., Gtd. Notes, PIK(f)	Caa2	10.500	11/1/16	2,064	1,279,666

					69,645,050

Energy - Integrated 0.2%
TNK-BP Finance (Luxembourg), Gtd. Notes, 144A(i)	Baa2	7.500	7/18/16	2,200	2,200,000

Energy - Other 5.4%
Compagnie Generale de Geophysique-Veritas (France), (i)
Gtd. Notes	Ba3	7.500	5/15/15	1,480	1,465,200
Gtd. Notes	Ba3	7.750	5/15/17	1,015	1,003,581
Sr. Notes, 144A(f)	Ba3	9.500	5/15/16	3,535	3,729,425
Denbury Resources, Inc., Gtd. Notes	B1	9.750	3/1/16	2,975	3,146,063
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	1,725	1,742,250

Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	3,158	3,134,315
Sr. Sub. Notes	Ba3	6.625	4/15/16	275	270,875
Sr. Sub. Notes	Ba3	7.125	5/15/18	125	125,313
Opti Canada, Inc. (Canada), (i)
Sec’d. Notes	Caa3	7.875	12/15/14	13,675	10,871,624
Sec’d. Notes	Caa3	8.250	12/15/14	1,025	820,000
Parker Drilling Co., Gtd. Notes	B2	9.625	10/1/13	150	153,000
Petrohawk Energy Corp.,
Gtd. Notes(f)	B3	7.875	6/1/15	3,420	3,411,450
Gtd. Notes	B3	9.125	7/15/13	3,755	3,895,813
Petroplus Finance Ltd. (Bermuda), 144A(i)
Sec’d. Notes(f)	B1	6.750	5/1/14	8,150	7,661,000
Sec’d. Notes	B1	7.000	5/1/17	3,300	2,953,500
Pioneer Natural Resource Co.,
Gtd. Notes	Ba1	5.875	7/15/16	780	734,046
Sr. Unsec’d. Notes	Ba1	6.875	5/1/18	2,200	2,128,293
Sr. Unsec’d. Notes	Ba1	7.500	1/15/20	4,000	3,943,696
Sr. Unsec’d. Notes	Ba1	6.650	3/15/17	8,415	8,154,521
Plains Exploration & Production Co.,
Gtd. Notes	B1	7.625	6/1/18	1,200	1,170,000
Gtd. Notes(f)	B1	7.750	6/15/15	985	975,150
Gtd. Notes	B1	10.000	3/1/16	1,200	1,287,000
Range Resources Corp.,
Gtd. Notes	Ba3	7.500	5/15/16	3,510	3,527,550
Gtd. Notes	Ba3	7.500	10/1/17	415	418,113
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.000	6/1/18	5,820	5,485,350

					72,207,128

Foods 2.1%
Albertson’s, Inc.,
Sr. Unsec’d. Notes	Ba3	7.500	2/15/11	600	618,000
Sr. Unsec’d. Notes	Ba3	8.350	5/1/10	1,275	1,310,063
Aramark Corp., Gtd. Notes	B3	8.500	2/1/15	2,570	2,576,425
Carrols Corp., Gtd. Notes	B3	9.000	1/15/13	305	306,525
Del Monte Corp., Sr. Sub. Notes, 144A	B1	7.500	10/15/19	2,425	2,449,250
Ingles Markets, Inc., Sr. Unsec’d. Notes(f)	B1	8.875	5/15/17	4,425	4,557,749
Landry’s Restaurants, Inc., Sr. Sec’d. Notes, 144A	B3	11.625	12/1/15	3,350	3,400,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	Ba3	10.000	7/15/14	2,205	2,309,738
Stater Brothers Holdings, Gtd. Notes	B2	7.750	4/15/15	550	550,000
Supervalu , Inc.,
Sr. Unsec’d. Notes	Ba3	7.500	5/15/12	375	387,188
Sr. Unsec’d. Notes(f)	Ba3	8.000	5/1/16	3,425	3,493,500
Tyson Foods, Inc.,
Gtd. Notes	Ba3	7.850	4/1/16	1,975	1,999,688
Sr. Unsec’d. Notes	Ba3	10.500	3/1/14	3,840	4,339,199

					28,297,575

Gaming 4.7%
Ameristar Casinos, Inc., Sr. Unsec’d. Notes, 144A	B2	9.250	6/1/14	475	484,500
Buffalo Thunder Development Authority, Sr. Sec’d. Notes, 144A(e)	NR	9.375	12/15/14	615	113,775
CCM Merger, Inc., Notes, 144A(original cost $12,583,783; purchased 7/14/05-11/20/09)(b)(f)	Caa3	8.000	8/1/13	13,585	11,003,849
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A(original cost $1,462,500; purchased 9/27/07)(b)(k)	Caa1	12.000	10/15/15	1,500	1,207,500

Harrah’s Operating Co., Inc., 144A
Sr. Sec’d. Notes	CCC-(a)	10.000	12/15/18	3,129	2,378,040
Sr. Sec’d. Notes(f)	CCC-(a)	10.000	12/15/18	13,501	10,260,760
Isle of Capri Casinos, Inc., Gtd. Notes(f)	Caa1	7.000	3/1/14	1,747	1,519,890
Mandalay Resort Group, Gtd. Notes	Ca	9.375	2/15/10	550	545,875
MGM Mirage, Inc.,
Gtd. Notes(f)	Caa2	6.625	7/15/15	2,084	1,552,580
Gtd. Notes(f)	Caa2	6.875	4/1/16	225	167,625
Gtd. Notes	Caa2	7.500	6/1/16	1,280	969,600
Gtd. Notes	Caa2	8.500	9/15/10	5,560	5,518,300
Sr. Sec’d. Notes, 144A(f)	B1	10.375	5/15/14	1,290	1,377,075
Sr. Sec’d. Notes, 144A	B1	11.125	11/15/17	2,940	3,219,300
Sr. Sec’d. Notes	B1	13.000	11/15/13	4,130	4,682,388
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Caa2	8.000	4/1/12	310	244,900
Peninsula Gaming LLC, 144A
Sr. Sec’d. Notes	Ba2	8.375	8/15/15	1,825	1,797,625
Sr. Unsec’d. Notes	B3	10.750	8/15/17	6,850	6,815,750
Penn National Gaming, Inc., Sr. Sub. Notes,144A(f)	B1	8.750	8/15/19	1,450	1,442,750
Pinnacle Entertainment, Inc., Sr. Notes, 144A(f)	B2	8.625	8/1/17	2,300	2,288,500
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $1,104,000; purchased 11/13/08)(b)(k)	B2	10.375	6/15/14	1,200	1,251,000
Scientific Games International, Inc., Sr. Sub. Notes, 144A(f)	Ba3	9.250	6/15/19	1,500	1,558,125
Seneca Gaming Corp., Sr. Unsec’d. Notes(f)	Ba2	7.250	5/1/12	1,400	1,372,000
Station Casinos, Inc., (e)
Sr. Sub Notes	D(a)	6.625	3/15/18	1,810	18,100
Sr. Sub. Notes	D(a)	6.500	2/1/14	2,930	29,300
Sr. Sub. Notes	D(a)	6.875	3/1/16	65	650
Sr. Unsec’d. Notes	D(a)	6.000	4/1/12	134	28,067
Virgin River Casino Corp., Sr. Sec’d. Notes(e)	Caa3	9.000	1/15/12	375	76,875
Yonkers Racing Corp., Sr. Sec’d. Notes, 144A (original cost $393,235; purchased 7/13/09)(b)(k)	B1	11.375	7/15/16	405	421,200

					62,345,899

Health Care & Pharmaceutical 12.5%
Accellent, Inc., Gtd. Notes	Caa2	10.500	12/1/13	18,590	17,892,874
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes, 144A	B3	8.000	12/1/16	4,080	4,018,800
Apria Healthcare Group, Inc., 144A
Sr. Sec’d. Notes(f)	Ba2	11.250	11/1/14	9,795	10,725,524
Sr. Sec’d. Notes	B1	12.375	11/1/14	4,675	5,107,438
Biomet, Inc.,
Gtd. Notes	B3	10.000	10/15/17	2,200	2,326,500
Gtd. Notes(f)	Caa1	11.625	10/15/17	9,320	10,135,500
Gtd. Notes, PIK	B3	10.375	10/15/17	7,725	8,285,063
BIO-RADLaboratories, Inc., Sub. Notes, 144A	Ba3	8.000	9/15/16	1,425	1,485,563
Community Health Systems, Inc., Gtd. Notes(f)	B3	8.875	7/15/15	5,035	5,135,700
FMC Finance III SA (Luxembourg), Gtd. Notes(f)(i)	Ba2	6.875	7/15/17	950	940,500
HCA, Inc.,
Sec’d. Notes, PIK	B2	9.625	11/15/16	5,367	5,722,388
Sr. Unsec’d. Notes	Caa1	6.250	2/15/13	4,275	4,114,688
Sr. Unsec’d. Notes(f)	Caa1	6.375	1/15/15	1,525	1,410,625

Sr. Unsec’d. Notes	Caa1	7.500	11/15/95	1,600	1,224,000
Sr. Unsec’d. Notes	Caa1	7.690	6/15/25	840	741,837
Sr. Unsec’d. Notes	Caa1	8.750	9/1/10	1,100	1,124,750
Sr. Unsec’d. Notes, M.T.N.	Caa1	9.000	12/15/14	4,000	3,940,000
Sr. Unsec’d. Notes, M.T.N.	Caa1	8.700	2/10/10	3,500	3,514,032
Omega Healthcare Investors, Inc.,
Gtd. Notes	Ba3	7.000	4/1/14	3,425	3,322,250
Gtd. Notes	Ba3	7.000	1/15/16	5,377	5,108,150
Psychiatric Solutions, Inc.,
Gtd. Notes(f)	B3	7.750	7/15/15	4,675	4,511,375
Sr. Sub. Notes, 144A	B3	7.750	7/15/15	1,800	1,692,000
Res-Care, Inc., Gtd. Notes	B1	7.750	10/15/13	6,840	6,805,800
Select Medical Corp., Gtd. Notes	B3	7.625	2/1/15	8,900	8,521,750
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	7.875	4/15/15	1,690	1,622,400
Senior Housing Trust, Sr. Unsec’d. Notes	Ba1	8.625	1/15/12	10,473	10,734,824
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000	1/15/14	8,284	8,698,200
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125	4/15/15	9,725	9,773,625
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $4,984,203; purchased 6/21/07 - 6/29/09)(b)(k)	Caa1	10.000	7/15/17	5,800	5,046,000
Vanguard Health Holdings Co. II LLC, Gtd. Notes	Caa1	9.000	10/1/14	3,265	3,362,950
Ventas Realty LP, Gtd. Notes	Ba1	6.625	10/15/14	215	212,313
Viant Holdings, Inc., Gtd. Notes, 144A (original cost $11,987,323; purchased 6/25/07- 2/5/08)(b)	Caa1	10.125	7/15/17	10,761	10,384,365

					167,641,784

Health Care Insurance 0.3%
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes	Ba1	5.950	3/15/17	4,400	4,086,580
Sr. Unsec’d. Notes	Ba1	6.125	1/15/15	330	322,175

					4,408,755

Insurance 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes	A3	5.600	10/18/16	6,250	4,806,788
Sr. Unsec’d. Notes	A3	5.050	10/1/15	9,900	7,729,890

					12,536,678

Lodging & Leisure 1.1%
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	10.000	10/1/14	4,550	4,436,249
Host Hotel & Resorts LP,
Gtd. Notes	Ba1	6.375	3/15/15	515	485,388
Gtd. Notes	BB+(a)	6.875	11/1/14	790	762,350
Gtd. Notes	Ba1	7.125	11/1/13	2,535	2,515,988
Norwegian Cruise Line Corp. Ltd. (Bermuda), (i) 1st Mortgage, 144A	B3	11.750	11/15/16	2,800	2,761,500
Royal Caribbean Cruises Ltd. (Liberia), (i) Sr. Unsec’d. Notes(f)	Ba3	11.875	7/15/15	1,025	1,148,000
Starwood Hotels & Resorts Worldwide, Inc. Sr. Unsec’d. Notes(f)	Ba1	7.875	10/15/14	2,700	2,845,125

					14,954,600

Media & Entertainment 3.8%
AMC Entertainment, Inc.,
Gtd. Notes(f)	Caa1	8.000	3/1/14	4,415	4,161,138
Gtd. Notes	Caa1	11.000	2/1/16	850	884,000
Bonten Media Acquisition Co., Gtd. Notes, PIK, 144A	Caa2	9.000	6/1/15	477	162,838
Clear Channel Communications Inc.,
Sr. Unsec’d. Notes(f)	Ca	5.500	9/15/14	1,520	775,200
Sr. Unsec’d. Notes	Ca	5.750	1/15/13	4,275	2,629,125
Sr. Unsec’d. Notes	Ca	6.875	6/15/18	550	231,000
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875	5/15/14	2,150	43,000
Dex Media West LLC, Sr. Sub. Notes(e)	D(a)	9.875	8/15/13	10,190	3,209,850
Dex Media, Inc., Sr. Unsec’d. Notes(e)	D(a)	8.000	11/15/13	2,810	688,450
Intelsat Jackson Holdings Ltd. (Bermuda), (i) Gtd. Notes 144A(f)	B3	8.500	11/1/19	4,050	4,050,000
Intelsat Ltd. (Bermuda), Sr. Unsec’d. Notes(i)	Caa3	7.625	4/15/12	1,000	975,000
Intelsat Subsidiary Holding Co. Ltd. (Bermuda), (i)
Gtd. Notes, 144A(f)	B3	8.875	1/15/15	630	636,300
Gtd. Notes	B3	8.875	1/15/15	3,165	3,212,475
Lamar Media Corp, Gtd. Notes	Ba3	9.750	4/1/14	1,900	2,071,000
Lin Television Corp., Gtd. Notes(f)	B3	6.500	5/15/13	1,385	1,294,975
MediaNews Group, Inc., Sr. Sub. Notes(e)	NR	6.875	10/1/13	2,450	245
Morris Publishing Group LLC, Gtd. Notes(e)	NR	7.000	8/1/13	1,525	430,813
Quebecor Media, Inc. (Canada), (i) Sr. Unsec’d. Notes	B2	7.750	3/15/16	4,065	3,922,725
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375	9/1/14	235	246,163
RH Donnelley Corp., (e)
Sr. Disc. Notes	D(a)	6.875	1/15/13	3,000	270,000
Sr. Unsec’d. Notes	D(a)	8.875	10/15/17	150	13,500
Salem Communications Corp., Sr. Sec’d. Notes, 144A	B2	9.625	12/15/16	2,825	2,881,500
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A(f)	B2	9.250	11/1/17	4,125	4,181,719
Sun Media Corp. (Canada), Gtd. Notes(i)	Ba2	7.625	2/15/13	400	358,000
Universal City Development Partners Ltd., 144A
Sr. Sub. Notes	B3	10.875	11/15/16	850	852,125
Sr. Notes	B3	8.875	11/15/15	1,200	1,167,000
Univision Communications, Inc., Gtd. Notes, PIK, 144A (f)	Caa2	9.750	3/15/15	7,922	6,317,475
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500	6/15/16	4,625	4,971,874

					50,637,490

Metals 3.3%
Aleris International, Inc., Gtd. Notes(e)	D(a)	9.000	12/15/14	1,050	3,938
Arch Coal, Inc., Gtd. Notes, 144A	B1	8.750	8/1/16	2,125	2,188,750
Blaze Recycling & Metals LLC, Sr. Sec’d. Notes, PIK	NR	13.000	7/16/12	40	27,550
Century Aluminum Co., Gtd. Notes	Ca	7.500	8/15/14	9,370	8,620,399
FMG Finance Pty Ltd. (Australia), 144A(i)
Sr. Sec’d. Notes	B2	10.000	9/1/13	3,908	4,083,860
Sr. Sec’d. Notes
(cost $3,104,750; purchased 4/23/07-5/22/07)	B2	10.625	9/1/16	1,355	1,476,950
Foundation Coal Co., Gtd. Notes	Ba3	7.250	8/1/14	1,525	1,528,813
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.250	4/1/15	380	407,550
Ispat Inland ULC (Canada), Gtd. Notes(i)	Baa3	9.750	4/1/14	11,008	11,580,481

Metals USA, Inc., Sr. Sec’d. Notes	Caa1	11.125	12/1/15	2,937	2,867,246
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.000	11/1/15	4,025	4,095,438
Teck Resources Ltd. (Canada), (i)
Sr. Sec’d. Notes(f)	Ba2	9.750	5/15/14	2,850	3,202,688
Sr. Sec’d. Notes	Ba2	10.250	5/15/16	1,975	2,231,750
Sr. Sec’d. Notes	Ba2	10.750	5/15/19	2,185	2,550,988

					44,866,401

Non Captive Finance 1.3%
CIT Group, Inc., (e)
Sr. Unsec’d. Notes	D(a)	4.250	2/1/10	2,870	2,009,795
Sr. Unsec’d. Notes	D(a)	5.200	11/3/10	1,147	815,811
Sr. Unsec’d. Notes	D(a)	5.400	3/7/13	725	508,488
GMAC LLC, 144A
Gtd. Notes(f)	Ca	6.625	5/15/12	3,400	3,217,250
Gtd. Notes	Ca	6.750	12/1/14	4,250	3,803,749
Gtd. Notes	Ca	6.875	9/15/11	3,000	2,887,500
Gtd. Notes(f)	Ca	6.875	8/28/12	3,575	3,387,313
Gtd. Notes	Ca	7.750	1/19/10	650	649,334

					17,279,240

Packaging 2.8%
Berry Plastics Corp.,
Sec’d. Notes(j)	Caa1	4.174	9/15/14	1,975	1,540,500
Sec’d. Notes(f)	Caa1	8.875	9/15/14	4,600	4,197,499
BWAY Corp., Sr. Sub. Notes, 144A	B3	10.000	4/15/14	2,325	2,435,437
Crown Americas LLC, Gtd. Notes	B1	7.625	11/15/13	2,000	2,047,500
Exopack Holding, Inc., Gtd. Notes	B3	11.250	2/1/14	6,350	6,492,874
Graham Packaging Co., Inc.,
Gtd. Notes	Caa1	8.500	10/15/12	1,015	1,032,763
Gtd. Notes	Caa1	9.875	10/15/14	2,730	2,770,950
Sr. Notes, 144A	Caa1	8.250	1/1/17	2,525	2,468,188
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	2/1/17	1,635	1,585,950
Owens Brockway Glass Container, Inc.,
Gtd. Notes	Ba3	6.750	12/1/14	250	252,500
Gtd. Notes	Ba3	8.250	5/15/13	2,675	2,728,500
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,544,276; purchased 7/23/09)(b)(f)(k)	B3	10.625	8/15/19	1,580	1,738,000
Reynolds Group Escrow LLC, Sr. Sec’d. Notes, 144A	B1	7.750	10/15/16	3,550	3,585,500
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.750	11/15/13	2,892	2,892,000
Solo Cup Co., Gtd. Notes(f)	Caa2	8.500	2/15/14	1,371	1,319,588

					37,087,749

Paper 2.9%
Cascades, Inc. (Canada), (i)
Gtd. Notes	Ba3	7.250	2/15/13	2,090	2,126,575
Sr. Notes, 144A	Ba3	7.750	12/15/17	3,675	3,647,438
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	11.500	6/1/14	4,675	5,107,437
Domtar Corp.,
Gtd. Notes	Ba3	5.375	12/1/13	975	938,438
Gtd. Notes	Ba3	7.125	8/15/15	1,300	1,287,000
Gtd. Notes	Ba3	7.875	10/15/11	266	276,640
Sr. Unsec’d. Notes(f)	Ba3	10.750	6/1/17	2,325	2,697,000
Georgia Pacific Corp., Gtd. Notes, 144A(f)	Ba3	7.125	1/15/17	3,225	3,265,313

Georgia Pacific LLC, Gtd. Notes, 144A	Ba3	8.250	5/1/16	4,225	4,478,500
Graphic Packaging International, Inc., Gtd. Notes	B3	9.500	6/15/17	1,920	2,025,600
Jefferson Smurfit Corp., Sr. Unsec’d. Notes(e)(f)	D(a)	8.250	10/1/12	2,200	1,760,000
NewPage Corp.,
Sec’d. Notes(f)	Caa2	10.000	5/1/12	7,075	4,563,374
Sr. Sec’d. Notes, 144A	B2	11.375	12/31/14	2,525	2,487,125
Norampac, Inc. (Canada), Gtd. Notes(i)	Ba3	6.750	6/1/13	935	943,181
Rock-Tenn Co., Gtd. Notes	Ba2	9.250	3/15/16	500	537,500
Smurfit Capital Funding PLC (Ireland), Gtd. Notes(i)	Ba2	7.500	11/20/25	100	86,625
Stone Container Enterprises, Inc., Sr. Unsec’d. Notes(e)(f)	D(a)	8.375	7/1/12	2,200	1,732,500
Verso Paper Holdings LLC and Verson Paper, Inc., Gtd. Notes	Caa1	11.375	8/1/16	695	528,200

					38,488,446

Pipelines & Others 1.7%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125	5/20/16	915	896,700
El Paso Corp.,
Notes	Ba3	7.800	8/1/31	750	698,280
Notes	Ba3	8.050	10/15/30	110	103,400
Sr. Unsec’d. Notes	Ba3	7.000	5/15/11	330	332,653
Markwest Energy Partners LP, Gtd. Notes	B2	8.750	4/15/18	1,415	1,425,613
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625	7/15/11	350	355,555
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000	3/1/32	29	33,884
Targa Resources Partners LP,
Gtd. Notes	B2	8.250	7/1/16	2,125	2,082,500
Gtd. Notes, 144A	B2	11.250	7/15/17	4,175	4,467,250
Targa Resources, Inc., Gtd. Notes(f)	B3	8.500	11/1/13	7,480	7,330,399
Williams Partners LP,
Sr. Unsec’d. Notes	Ba2	7.250	2/1/17	3,226	3,225,368
Sr. Unsec’d. Notes(f)	Ba2	7.500	6/15/11	1,800	1,854,414

					22,806,016

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	B3	6.500	2/1/17	150	108,000

Retailers 2.2%
Neiman Marcus Group, Inc., (f)
Gtd. Notes, PIK	Caa2	9.000	10/15/15	2,372	2,140,527
Gtd. Notes	Caa3	10.375	10/15/15	2,537	2,289,643
Pantry, Inc., Gtd. Notes	Caa1	7.750	2/15/14	3,560	3,408,700
Rite Aid Corp.,
Gtd. Notes(f)	Caa3	9.500	6/15/17	4,000	3,290,000
Sr. Sec’d. Notes	Caa2	7.500	3/1/17	5,025	4,547,625
Sr. Sec’d. Notes(f)	Caa2	10.375	7/15/16	5,460	5,582,849
Susser Holdings, Gtd. Notes	B3	10.625	12/15/13	4,868	5,068,805
Toys R US Property Co. LLC., Sr. Sec’d. Notes, 144A(f)	Ba2	8.500	12/1/17	2,700	2,686,500

					29,014,649

Technology 9.9%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A	B2	8.125	12/15/17	3,925	3,704,219
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes	Ba2	4.700	6/1/10	1,600	1,608,000
Sr. Unsec’d. Notes	Ba2	5.200	6/1/15	3,700	3,630,625
Anixter International, Inc., Gtd. Notes	Ba2	10.000	3/15/14	5,600	6,118,000
Avago Technologies Finance Pte (Singapore), Gtd. Notes(i)	B2	11.875	12/1/15	3,325	3,640,875
Avaya, Inc., Sr. Notes, 144A(f)(k)	Caa1	9.750	11/1/15	8,800	8,514,000
First Data Corp., Gtd. Notes(f)	Caa1	9.875	9/24/15	4,725	4,205,250
Freescale Semiconductor, Inc., Gtd. Notes, PIK(f)	Caa2	9.125	12/15/14	1,217	985,817
Iron Mountain, Inc., Gtd. Notes	B2	7.750	1/15/15	250	250,625
Lender Process Services, Gtd. Notes	Ba2	8.125	7/1/16	6,935	7,316,425
Nortel Networks Ltd. (Canada), (e)(i)
Gtd. Notes	NR	0.000	7/15/11	3,000	1,785,000
Gtd. Notes(f)	NR	10.125	7/15/13	2,600	1,586,000
Gtd. Notes	NR	10.750	7/15/16	9,790	5,971,900
NXP BV / NXP Funding LLC (Netherlands), Sec’d. Notes(i)	C	7.875	10/15/14	16,425	13,961,250
Seagate Technology HDD Holdings, (Cayman Islands), (i)
Gtd. Notes	Ba3	6.375	10/1/11	8,681	8,822,066
Gtd. Notes	Ba3	6.800	10/1/16	200	192,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Ba1	10.000	5/1/14	1,400	1,529,500
Sensata Technologies, Inc. (Netherlands), Gtd. Notes(i)	Caa3	8.000	5/1/14	17,125	16,611,249
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	3,665	3,500,075
STATS ChipPAC Ltd. (Singapore), (i)
Gtd. Notes	Ba1	6.750	11/15/11	5,171	5,196,855
Gtd. Notes	Ba1	7.500	7/19/10	150	150,750
Sungard Data Systems, Inc.,
Gtd. Notes	Caa1	9.125	8/15/13	1,365	1,385,475
Gtd. Notes(f)	Caa1	10.250	8/15/15	8,790	9,009,750
Gtd. Notes(f)	Caa1	10.625	5/15/15	10,290	10,907,400
Terremark Worldwide, Inc., Sr. Sec’d. Notes, 144A	B2	12.000	6/15/17	1,950	2,127,938
Unisys Corp.,
Sr. Sec’d. Notes, 144A(f)	Ba3	12.750	10/15/14	3,910	4,359,650
Sr. Sec’d. Notes, 144A(f)	Ba3	14.250	9/15/15	4,000	4,500,000
Sr. Unsec’d. Notes	Caa1	12.500	1/15/16	1,000	980,000

					132,551,194

Telecommunications 4.3%
Centennial Communications Corp., Sr. Unsec’d. Notes	A(a)	8.125	2/1/14	235	243,813
Clearwire Communications LLC, Sr. Sec’d. Notes, 144A(f)	Caa1	12.000	12/1/15	3,850	3,797,063
Crown Castle Hldgs GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.750	5/1/17	3,150	3,331,125
Fairpoint Communications, Inc., Sr. Unsec’d. Notes(e)	NR	13.125	4/1/18	6,022	873,209
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	5/1/14	1,100	1,130,250
Hawaiian Telcom Communication, Inc., (e)(k)
Gtd. Notes	NR	0.000	5/1/13	1,650	33,000
Gtd. Notes	NR	12.500	5/1/15	3,740	374
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.250	3/15/13	8,600	8,976,249

Nextel Communications, Inc.,
Gtd. Notes	Ba2	6.875	10/31/13	950	902,500
Ser. D, Gtd. Notes	Ba2	7.375	8/1/15	425	393,125
Qwest Corp.,
Sr. Unsec’d. Notes(f)	Ba1	7.500	10/1/14	4,505	4,606,362
Sr. Unsec’d. Notes	Ba1	7.625	6/15/15	2,380	2,421,650
Sr. Unsec’d. Notes	Ba1	7.875	9/1/11	150	155,813
Sr. Unsec’d. Notes, 144A	Ba1	8.375	5/1/16	1,900	1,985,500
Sr. Unsec’d. Notes	Ba1	8.875	3/15/12	1,000	1,061,250
SBA Telecommunications, Inc., 144A
Gtd. Notes	Ba2	8.000	8/15/16	1,040	1,071,200
Gtd. Notes	Ba2	8.250	8/15/19	1,040	1,081,600
Sprint Capital Corp.,
Gtd. Notes	Ba3	6.875	11/15/28	1,500	1,125,000
Gtd. Notes	Ba3	6.900	5/1/19	695	606,388
Gtd. Notes(f)	Ba3	7.625	1/30/11	3,375	3,408,750
Gtd. Notes(f)	Ba3	8.375	3/15/12	2,625	2,684,063
Gtd. Notes	Ba3	8.750	3/15/32	225	192,656
Sprint Nextel Corp.,
Sr. Unsec’d. Notes(j)	Ba3	0.683	6/28/10	550	536,120
Sr. Unsec’d. Notes	Ba3	6.000	12/1/16	2,815	2,427,938
Time Warner Telecom Holdings, Inc., Gtd. Notes	B2	9.250	2/15/14	3,425	3,519,188
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A(i)	B2	11.750	7/15/17	4,400	4,883,999
Windstream Corp.,
Gtd. Notes	Ba3	8.125	8/1/13	1,550	1,584,875
Gtd. Notes	Ba3	8.625	8/1/16	4,120	4,150,899

					57,183,959

Total corporate bonds					1,194,719,586

				Shares
COMMON STOCKS 0.1%
Adelphia Recovery Trust(c)(k)				2,000,000	2,000
CenturyTel, Inc.				4,018	143,000
HF Holdings, Inc.(c)				4,375	44
Mirant Corp.(c)(f)				3,283	46,750
Neenah Enterprises, Inc.(c)				3,902	566
Peachtree Cable Assoc. Ltd.(c)(k)				31,559	316
Sprint Nextel Corp.(c)				28,675	106,384
WKI Holding Co., Inc.(c)(k)				6,031	53,073
Xerox Corp.(f)				169,797	1,307,436
Zemex Minerals Group(k)				171	2

Total common stocks					1,659,571

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC, Ser. A (cost $0; purchased 5/27/98)(b)(d)(k)				2,000	410,000

Cable
Escrow Pfd Adelphia(c)(k)				20,000	20
PTV, Inc., Ser. A, 10.00%				9	1

					21

Total preferred stocks					410,021

	Expiration Date	Units

WARRANTS(c)
Chemicals
Hercules, Inc.	3/31/29	230	8,061

Gaming
Aladdin Gaming(k)	3/1/10	30,000	30

Paper
Smurfit Kappa Funding PLC (Ireland), 144A(i)(k)	10/1/13	275	998

Technology
Viasystems Group, Inc.(k)	1/10/31	177,206	18

Telecommunications
GT Group Telecom, Inc. (Canada), 144A (cost $0; purchased 1/27/00)(b)(d)(i)(k)	2/1/10	8,610	8
Sirius XM Radio, Inc., 144A(k)	3/15/10	495	1

			9

Total warrants			9,116(l)

Total long-term investments (cost $1,263,074,366)			1,293,753,275

		Shares

SHORT-TERM INVESTMENTS 16.4%
Affiliated Mutual Funds
Dryden Core Investment Fund - Short-Term Bond Series(h)		43,906	374,957
Dryden Core Investment Fund - Taxable Money Market Series (includes $177,225,454 of cash collateral received for securities on loan)(g)(h)		219,258,890	219,258,890

Total short-term investments (cost $219,687,597)			219,633,847

Total Investments 113.0% (cost $1,482,761,963)(m)(n)			1,513,387,122
Liabilities in excess of other assets(o) (13.0%)			(174,612,993)

Net Assets 100.0%			$1,338,774,129

*	The ratings reflected are as of November 30, 2009. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK— Payment-in-kind.

NR— Not Rated by Moody’s or Standard & Poor’s.

M.T.N.—Medium Term Notes

(a)	Standard & Poor’s rating.
(b)	Indicates a restricted security; the aggregate original cost of such securities is $52,482,061. The aggregate value of $45,245,556 is approximately 3.4% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $172,431,973; cash collateral of $177,225,454 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short-Term Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at November 30, 2009.
(k)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2009.
(m)	As of November 30, 2009, 14 securities representing $3,716,498 and 0.3% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(n)	The United States Federal income tax basis of the Fund’s investment and the net unrealized appreciation as of November 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Unrealized Appreciation
$1,494,239,366	$90,687,474	$(71,539,718)	$19,147,756

(o)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on credit default swaps as follows:

Credit default swap agreements outstanding at November 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(6)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
				Sprint Nextel Corp.
Barclays Bank, PLC	6/20/2019	2,500	5.000%	6.000%, 12/1/16	$(43,977)	$(35,619)	$(8,358)
				Ryland Group, Inc. (The)
Citibank, NA	6/20/2013	5,000	4.740%	5.375%, 1/15/15	(544,908)	—	(544,908)
				Masco Corp.,
Deutsche Bank AG	9/20/2013	2,845	1.000%	6.125%, 10/3/16	116,210	102,359	13,851
				Lennar Corp.
Goldman Sachs International	12/20/2011	4,750	1.000%	6.500%, 4/15/16	152,236	179,164	(26,928)
				Sprint Nextel Corp.
Goldman Sachs International	6/20/2019	2,500	5.000%	6.000%, 12/1/16	(43,976)	(12,898)	(31,078)
				Seagate Techology HHD Holdings
JPMorgan Chase Bank	12/20/2013	5,000	3.350%	6.800%, 10/1/16	(164,361)	1,672	(166,033)
				JC Penney Corp., Inc.
JPMorgan Chase Bank	12/20/2013	3,000	3.900%	6.375%, 10/15/36	(295,985)	1,168	(297,153)
				Tenet Healthcare Corp.
JPMorgan Chase Bank	12/20/2013	5,000	6.500%	7.375%, 2/1/13	(145,909)	3,245	(149,154)

					$(970,670)	$239,091	$(1,209,761)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at November 30, 2009 (4)	Fair Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(6)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
				HCA, Inc.
Barclays Bank, PLC	3/20/2010	5,000	5.000%	6.375%, 1/15/15	2.437%	88,884	(85,305)	174,189
				Ford Motor Co.
Deutsche Bank AG	12/20/2014	6,000	5.000%	6.500%, 8/1/18	8.160%	(683,301)	(783,333)	100,032
				NRG Energy, Inc.
Goldman Sachs International	3/20/2016	1,850	4.100%	7.250%, 2/1/14	5.838%	(133,250)	—	(133,250)
				General Electric Capital Corp.
JPMorgan Chase Bank	3/20/2010	7,000	5.000%	5.625%, 9/15/17	1.555%	143,332	(528,595)	671,927
				CDX North America High Yield Ser.13.V1
JPMorgan Chase Bank	12/20/2014	10,890	5.000%	0.000%, 12/20/14	6.924%	(696,118)	(887,837)	191,719

						$(1,280,453)	$(2,285,070)	$1,004,617

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of November 30, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$8,504,753	$3,239,714
Bank Loans	—	83,989,706	1,220,808
Corporate Bonds	—	1,194,716,336	3,250
Common Stocks	1,604,136	—	55,435
Preferred Stocks	1	—	410,020
Warrants	1,037	—	8,079
Affiliated Mutual Funds	219,633,847	—	—

	221,239,021	1,287,210,795	4,937,306
Other Financial Instruments*	—	(205,144)	—

Total	$221,239,021	$1,287,005,651	$4,937,306

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 8/31/09	$1,179,113	$17,036,662	$41,317	$55,391	$314,020	$7,976
Realized gain (loss)	—	—	—	—	—	(4,375)
Net amortization/accretion	7,520	17,937	1,001	—	—	—
Change in unrealized appreciation (depreciation)	2,227,090	94,462	15,313	—	96,000	4,478
Net purchases (sales)	(174,009)	(58,253)	(54,381)	44	—	—
Transfers in and/or out of Level 3	—	(15,870,000)	—	—	—	—

Balance as of 11/30/09	$3,239,714	$1,220,808	$3,250	$55,435	$410,020	$8,079

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Swaps are valued by “marking-to-market” the unrealized gains and losses daily.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Short Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 26, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 26, 2010

*	Print the name and title of each signing officer under his or her signature.